CONSOLIDATED STATEMENTS OF OPERATIONS [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss from discontinued operation, income tax	$ 0	$ 0	$ 0
Gain on disposal of discontinued operations, income taxes	$ 0	$ 0	$ 0